Note 27 - Financial Instruments and Risks - Reconciliation of Changes in the Categorization of Level 3 (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$)
Statement Line Items [Line Items]
Financial liabilities	R$ 22,036.6
Financial liabilities	21,309.0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities	5,764.1	[1]
Acquisition of investments	(3,568.7)
Total gains and losses in the year	474.1
Losses/(gains) recognized in net income	340.1
Losses/(gains) recognized in equity	134.0
Financial liabilities	R$ 2,669.5	[1]

[1]	The liability was recorded under "Trade payables and put option granted on subsidiary and other liabilities" on the balance sheet.